S000012717 [Member] Shareholder Fees - GLOBAL REAL ESTATE INDEX FUND - GLOBAL REAL ESTATE INDEX FUND	Mar. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)